BORROWED FUNDS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Advances with FHLB [Abstract]
due within 1 year	$ 5,000
due within 2 years	2,000
due within 3 years	3,000
due within 4 years	4,000
due within 10 years	2,000
Total advances with FHLB	16,000
Total long-term borrowings	$ 16,000